UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON, D.C. 20549

                                   FORM N-PX

    ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT
                                     COMPANY

 INVESTMENT COMPANY ACT FILE NUMBER:     811-22378

 NAME OF REGISTRANT:                     DoubleLine Funds Trust



 ADDRESS OF PRINCIPAL EXECUTIVE OFFICES: 333 South Grand Avenue, Suite
                                         1800
                                         Los Angeles, CA 90071

 NAME AND ADDRESS OF AGENT FOR SERVICE:  Ronald R. Redell, President
                                         DoubleLine Funds Trust
                                         333 South Grand Avenue, Suite
                                         1800
                                         Los Angeles, CA 90071

 REGISTRANT'S TELEPHONE NUMBER:          (213) 633-8200

 DATE OF FISCAL YEAR END:                03/31

 DATE OF REPORTING PERIOD:               07/01/2018 - 06/30/2019


DoubleLine Colony Real Estate and Income Fund
--------------------------------------------------------------------------------------------------------------------------
 The fund held no voting securities during the reporting period and did not vote any securities or have any securities that were subject to a vote during the reporting period.


DoubleLine Core Fixed Income Fund
--------------------------------------------------------------------------------------------------------------------------
 FRONTERA ENERGY CORPORATION                                                                 Agenda Number:  935010900
--------------------------------------------------------------------------------------------------------------------------
        Security:  35905B107
    Meeting Type:  Annual and Special
    Meeting Date:  29-May-2019
          Ticker:  FECCF
            ISIN:  CA35905B1076
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      To set the number of Directors at 7.                      Mgmt          For                            For

2      DIRECTOR
       Luis Fernando Alarcon                                     Mgmt          For                            For
       W. Ellis Armstrong                                        Mgmt          For                            For
       Gabriel de Alba                                           Mgmt          For                            For
       Raymond Bromark                                           Mgmt          For                            For
       Orlando Cabrales                                          Mgmt          For                            For
       Russell Ford                                              Mgmt          For                            For
       Veronique Giry                                            Mgmt          For                            For

3      Appointment of Ernst & Young LLP as                       Mgmt          For                            For
       Auditors of the Corporation for the ensuing
       year and authorizing the Directors to fix
       their remuneration.

4      To pass an ordinary resolution to amend and               Mgmt          Against                        Against
       confirm the continuation of the amended and
       restated shareholder rights plan of the
       Corporation as more particularly described
       in the accompanying Management Information
       Circular. (1) Two separate votes will be
       conducted by ballot on this resolution: one
       whereby all shareholders are entitled to
       vote, and one whereby all shareholders are
       entitled to vote EXCEPT any shareholder of
       the Corporation that, as of the date of the
       Management Information Circular, does not
       qualify as an Independent Shareholder, as
       that term is defined in the amended and
       restated shareholder rights plan of the
       Corporation. To the knowledge of the
       Corporation, as of the date of the
       Management Information Circular, The
       Catalyst Capital Group Inc. is the only
       shareholder of the Corporation that is not
       an Independent Shareholder.



DoubleLine Emerging Markets Fixed Income Fund
--------------------------------------------------------------------------------------------------------------------------
 FRONTERA ENERGY CORPORATION                                                                 Agenda Number:  935010900
--------------------------------------------------------------------------------------------------------------------------
        Security:  35905B107
    Meeting Type:  Annual and Special
    Meeting Date:  29-May-2019
          Ticker:  FECCF
            ISIN:  CA35905B1076
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      To set the number of Directors at 7.                      Mgmt          For                            For

2      DIRECTOR
       Luis Fernando Alarcon                                     Mgmt          For                            For
       W. Ellis Armstrong                                        Mgmt          For                            For
       Gabriel de Alba                                           Mgmt          For                            For
       Raymond Bromark                                           Mgmt          For                            For
       Orlando Cabrales                                          Mgmt          For                            For
       Russell Ford                                              Mgmt          For                            For
       Veronique Giry                                            Mgmt          For                            For

3      Appointment of Ernst & Young LLP as                       Mgmt          For                            For
       Auditors of the Corporation for the ensuing
       year and authorizing the Directors to fix
       their remuneration.

4      To pass an ordinary resolution to amend and               Mgmt          Against                        Against
       confirm the continuation of the amended and
       restated shareholder rights plan of the
       Corporation as more particularly described
       in the accompanying Management Information
       Circular. (1) Two separate votes will be
       conducted by ballot on this resolution: one
       whereby all shareholders are entitled to
       vote, and one whereby all shareholders are
       entitled to vote EXCEPT any shareholder of
       the Corporation that, as of the date of the
       Management Information Circular, does not
       qualify as an Independent Shareholder, as
       that term is defined in the amended and
       restated shareholder rights plan of the
       Corporation. To the knowledge of the
       Corporation, as of the date of the
       Management Information Circular, The
       Catalyst Capital Group Inc. is the only
       shareholder of the Corporation that is not
       an Independent Shareholder.



DoubleLine Emerging Markets Local Currency Bond Fund
--------------------------------------------------------------------------------------------------------------------------
 The fund held no voting securities during the reporting period and did not vote any securities or have any securities that were subject to a vote during the reporting period.



DoubleLine Flexible Income Fund
--------------------------------------------------------------------------------------------------------------------------
 FRONTERA ENERGY CORPORATION                                                                 Agenda Number:  935010900
--------------------------------------------------------------------------------------------------------------------------
        Security:  35905B107
    Meeting Type:  Annual and Special
    Meeting Date:  29-May-2019
          Ticker:  FECCF
            ISIN:  CA35905B1076
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      To set the number of Directors at 7.                      Mgmt          For                            For

2      DIRECTOR
       Luis Fernando Alarcon                                     Mgmt          For                            For
       W. Ellis Armstrong                                        Mgmt          For                            For
       Gabriel de Alba                                           Mgmt          For                            For
       Raymond Bromark                                           Mgmt          For                            For
       Orlando Cabrales                                          Mgmt          For                            For
       Russell Ford                                              Mgmt          For                            For
       Veronique Giry                                            Mgmt          For                            For

3      Appointment of Ernst & Young LLP as                       Mgmt          For                            For
       Auditors of the Corporation for the ensuing
       year and authorizing the Directors to fix
       their remuneration.

4      To pass an ordinary resolution to amend and               Mgmt          Against                        Against
       confirm the continuation of the amended and
       restated shareholder rights plan of the
       Corporation as more particularly described
       in the accompanying Management Information
       Circular. (1) Two separate votes will be
       conducted by ballot on this resolution: one
       whereby all shareholders are entitled to
       vote, and one whereby all shareholders are
       entitled to vote EXCEPT any shareholder of
       the Corporation that, as of the date of the
       Management Information Circular, does not
       qualify as an Independent Shareholder, as
       that term is defined in the amended and
       restated shareholder rights plan of the
       Corporation. To the knowledge of the
       Corporation, as of the date of the
       Management Information Circular, The
       Catalyst Capital Group Inc. is the only
       shareholder of the Corporation that is not
       an Independent Shareholder.



DoubleLine Floating Rate Fund
--------------------------------------------------------------------------------------------------------------------------
 The fund held no voting securities during the reporting period and did not vote any securities or have any securities that were subject to a vote during the reporting period.


DoubleLine Global Bond Fund
--------------------------------------------------------------------------------------------------------------------------
 The fund held no voting securities during the reporting period and did not vote any securities or have any securities that were subject to a vote during the reporting period.


DoubleLine Infrastructure Income Fund
--------------------------------------------------------------------------------------------------------------------------
 The fund held no voting securities during the reporting period and did not vote any securities or have any securities that were subject to a vote during the reporting period.


DoubleLine Long Duration Total Return Bond Fund
--------------------------------------------------------------------------------------------------------------------------
 The fund held no voting securities during the reporting period and did not vote any securities or have any securities that were subject to a vote during the reporting period.


DoubleLine Low Duration Emerging Markets Fixed Income Fund
--------------------------------------------------------------------------------------------------------------------------
 FRONTERA ENERGY CORPORATION                                                                 Agenda Number:  935010900
--------------------------------------------------------------------------------------------------------------------------
        Security:  35905B107
    Meeting Type:  Annual and Special
    Meeting Date:  29-May-2019
          Ticker:  FECCF
            ISIN:  CA35905B1076
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      To set the number of Directors at 7.                      Mgmt          For                            For

2      DIRECTOR
       Luis Fernando Alarcon                                     Mgmt          For                            For
       W. Ellis Armstrong                                        Mgmt          For                            For
       Gabriel de Alba                                           Mgmt          For                            For
       Raymond Bromark                                           Mgmt          For                            For
       Orlando Cabrales                                          Mgmt          For                            For
       Russell Ford                                              Mgmt          For                            For
       Veronique Giry                                            Mgmt          For                            For

3      Appointment of Ernst & Young LLP as                       Mgmt          For                            For
       Auditors of the Corporation for the ensuing
       year and authorizing the Directors to fix
       their remuneration.

4      To pass an ordinary resolution to amend and               Mgmt          Against                        Against
       confirm the continuation of the amended and
       restated shareholder rights plan of the
       Corporation as more particularly described
       in the accompanying Management Information
       Circular. (1) Two separate votes will be
       conducted by ballot on this resolution: one
       whereby all shareholders are entitled to
       vote, and one whereby all shareholders are
       entitled to vote EXCEPT any shareholder of
       the Corporation that, as of the date of the
       Management Information Circular, does not
       qualify as an Independent Shareholder, as
       that term is defined in the amended and
       restated shareholder rights plan of the
       Corporation. To the knowledge of the
       Corporation, as of the date of the
       Management Information Circular, The
       Catalyst Capital Group Inc. is the only
       shareholder of the Corporation that is not
       an Independent Shareholder.



DoubleLine Multi-Asset Growth Fund
--------------------------------------------------------------------------------------------------------------------------
 ANNALY CAPITAL MANAGEMENT, INC.                                                             Agenda Number:  934966132
--------------------------------------------------------------------------------------------------------------------------
        Security:  035710409
    Meeting Type:  Annual
    Meeting Date:  22-May-2019
          Ticker:  NLY
            ISIN:  US0357104092
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1a.    Election of Director: Kevin G. Keyes                      Mgmt          For                            For

1b.    Election of Director: Thomas Hamilton                     Mgmt          For                            For

1c.    Election of Director: Kathy Hopinkah Hannan               Mgmt          For                            For

1d.    Election of Director: Vicki Williams                      Mgmt          For                            For

2.     Advisory approval of the company's                        Mgmt          For                            For
       executive compensation.

3.     Approval of an amendment of our charter to                Mgmt          For                            For
       increase the number of authorized shares of
       capital stock to 3,000,000,000 shares.

4.     Ratification of the appointment of Ernst &                Mgmt          For                            For
       Young LLP as our independent registered
       public accounting firm for 2019.




--------------------------------------------------------------------------------------------------------------------------
 BLACKROCK TAXABLE MUNICIPAL BOND TRUST                                                      Agenda Number:  934847875
--------------------------------------------------------------------------------------------------------------------------
        Security:  09248X100
    Meeting Type:  Annual
    Meeting Date:  27-Aug-2018
          Ticker:  BBN
            ISIN:  US09248X1000
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     DIRECTOR
       Frank J. Fabozzi                                          Mgmt          For                            For
       Robert Fairbairn                                          Mgmt          For                            For
       Catherine A. Lynch                                        Mgmt          For                            For
       Karen P. Robards                                          Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 CHIMERA INVESTMENT CORPORATION                                                              Agenda Number:  934988633
--------------------------------------------------------------------------------------------------------------------------
        Security:  16934Q208
    Meeting Type:  Annual
    Meeting Date:  30-May-2019
          Ticker:  CIM
            ISIN:  US16934Q2084
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1a.    Election of Director: John P. Reilly                      Mgmt          For                            For

1b.    Election of Director: Matthew Lambiase                    Mgmt          For                            For

2.     The proposal to approve a non-binding                     Mgmt          For                            For
       advisory resolution on executive
       compensation.

3.     Ratification of the appointment of Ernst &                Mgmt          For                            For
       Young LLP as independent registered public
       accounting firm for the Company for the
       2019 fiscal year.




--------------------------------------------------------------------------------------------------------------------------
 MORGAN STANLEY FUND                                                                         Agenda Number:  934853309
--------------------------------------------------------------------------------------------------------------------------
        Security:  46132P108
    Meeting Type:  Annual
    Meeting Date:  09-Aug-2018
          Ticker:  IIM
            ISIN:  US46132P1084
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     DIRECTOR
       Bruce L. Crockett                                         Mgmt          For                            For
       Jack M. Fields                                            Mgmt          For                            For
       Martin L. Flanagan                                        Mgmt          For                            For
       Robert C. Troccoli                                        Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 NUVEEN AMT FREE QUALITY MUNI INC FD                                                         Agenda Number:  934855997
--------------------------------------------------------------------------------------------------------------------------
        Security:  670657105
    Meeting Type:  Annual
    Meeting Date:  08-Aug-2018
          Ticker:  NEA
            ISIN:  US6706571055
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1c.    DIRECTOR
       Margo L. Cook                                             Mgmt          For                            For
       Jack B. Evans                                             Mgmt          For                            For
       Albin F. Moschner                                         Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 NUVEEN AMT-FREE MUNICIPAL CREDIT INC FD                                                     Agenda Number:  934855997
--------------------------------------------------------------------------------------------------------------------------
        Security:  67071L106
    Meeting Type:  Annual
    Meeting Date:  08-Aug-2018
          Ticker:  NVG
            ISIN:  US67071L1061
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1c.    DIRECTOR
       Margo L. Cook                                             Mgmt          For                            For
       Jack B. Evans                                             Mgmt          For                            For
       Albin F. Moschner                                         Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 NUVEEN MUNICIPAL CREDIT INCOME FUND                                                         Agenda Number:  934855997
--------------------------------------------------------------------------------------------------------------------------
        Security:  67070X101
    Meeting Type:  Annual
    Meeting Date:  08-Aug-2018
          Ticker:  NZF
            ISIN:  US67070X1019
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1c.    DIRECTOR
       Margo L. Cook                                             Mgmt          For                            For
       Jack B. Evans                                             Mgmt          For                            For
       Albin F. Moschner                                         Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 NUVEEN MUNICIPAL VALUE FUND INC                                                             Agenda Number:  934855985
--------------------------------------------------------------------------------------------------------------------------
        Security:  670928100
    Meeting Type:  Annual
    Meeting Date:  08-Aug-2018
          Ticker:  NUV
            ISIN:  US6709281009
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1b.    DIRECTOR
       Margo L. Cook                                             Mgmt          For                            For
       Jack B. Evans                                             Mgmt          For                            For
       Albin F. Moschner                                         Mgmt          For                            For
       William J. Schneider                                      Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 NUVEEN QUALITY MUNICIPAL INCOME FUND                                                        Agenda Number:  934855997
--------------------------------------------------------------------------------------------------------------------------
        Security:  67066V101
    Meeting Type:  Annual
    Meeting Date:  08-Aug-2018
          Ticker:  NAD
            ISIN:  US67066V1017
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1c.    DIRECTOR
       Margo L. Cook                                             Mgmt          For                            For
       Jack B. Evans                                             Mgmt          For                            For
       Albin F. Moschner                                         Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 TRANSOCEAN, LTD.                                                                            Agenda Number:  934903053
--------------------------------------------------------------------------------------------------------------------------
        Security:  H8817H100
    Meeting Type:  Special
    Meeting Date:  29-Nov-2018
          Ticker:  RIG
            ISIN:  CH0048265513
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Amendment to Transocean's Articles of                     Mgmt          For                            For
       Association to create additional authorized
       share capital for the issuance of up to
       147,700,195 Transocean shares to pay the
       Share Consideration in the Merger

2.     Issuance of Transocean shares to pay the                  Mgmt          For                            For
       Share Consideration in the Merger, as
       required by the rules of the New York Stock
       Exchange

3.     Deletion of special purpose authorized                    Mgmt          For                            For
       share capital in Article 5bis of
       Transocean's Articles of Association




--------------------------------------------------------------------------------------------------------------------------
 TRANSOCEAN, LTD.                                                                            Agenda Number:  935010025
--------------------------------------------------------------------------------------------------------------------------
        Security:  H8817H100
    Meeting Type:  Annual
    Meeting Date:  09-May-2019
          Ticker:  RIG
            ISIN:  CH0048265513
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Approval of the 2018 Annual Report,                       Mgmt          For                            For
       Including the Audited Consolidated
       Financial Statements and the Audited
       Statutory Financial Statements of
       Transocean Ltd. for Fiscal Year 2018

2      Discharge of the Members of the Board of                  Mgmt          For                            For
       Directors and Executive Management Team
       From Liability for Activities During Fiscal
       Year 2018

3      Appropriation of the Accumulated Loss for                 Mgmt          For                            For
       Fiscal Year 2018

4A     Re-election of Glyn A. Barker as a director               Mgmt          For                            For
       for a Term Extending Until Completion of
       the Next Annual General Meeting

4B     Re-election of Vanessa C.L. Chang as a                    Mgmt          For                            For
       director for a Term Extending Until
       Completion of the Next Annual General
       Meeting

4C     Re-election of Frederico F. Curado as a                   Mgmt          For                            For
       director for a Term Extending Until
       Completion of the Next Annual General
       Meeting

4D     Re-election of Chadwick C. Deaton as a                    Mgmt          For                            For
       director for a Term Extending Until
       Completion of the Next Annual General
       Meeting

4E     Re-election of Vincent J. Intrieri as a                   Mgmt          For                            For
       director for a Term Extending Until
       Completion of the Next Annual General
       Meeting

4F     Re-election of Samuel J. Merksamer as a                   Mgmt          For                            For
       director for a Term Extending Until
       Completion of the Next Annual General
       Meeting

4G     Re-election of Frederik W. Mohn as a                      Mgmt          For                            For
       director for a Term Extending Until
       Completion of the Next Annual General
       Meeting

4H     Re-election of Edward R. Muller as a                      Mgmt          For                            For
       director for a Term Extending Until
       Completion of the Next Annual General
       Meeting

4I     Re-election of Tan Ek Kia as a director for               Mgmt          For                            For
       a Term Extending Until Completion of the
       Next Annual General Meeting

4J     Re-election of Jeremy D. Thigpen as a                     Mgmt          For                            For
       director for a Term Extending Until
       Completion of the Next Annual General
       Meeting

5      Election of Chadwick C. Deaton as the                     Mgmt          For                            For
       Chairman of the Board of Directors for a
       Term Extending Until Completion of the Next
       Annual General Meeting

6A     Election of the Member of the Compensation                Mgmt          For                            For
       Committee: Frederico F. Curado

6B     Election of the Member of the Compensation                Mgmt          For                            For
       Committee: Vincent J. Intrieri

6C     Election of the Member of the Compensation                Mgmt          For                            For
       Committee: Tan Ek Kia

7      Reelection of Schweiger Advokatur /                       Mgmt          For                            For
       Notariat as the Independent Proxy for a
       Term Extending Until Completion of the Next
       Annual General Meeting

8      Appointment of Ernst & Young LLP as the                   Mgmt          For                            For
       Company's Independent Registered Public
       Accounting Firm for Fiscal Year 2019 and
       Reelection of Ernst & Young Ltd, Zurich, as
       the Company's Auditor for a Further
       One-Year Term

9      Advisory Vote to Approve Named Executive                  Mgmt          For                            For
       Officer Compensation

10A    Ratification of an amount of US $4,121,000                Mgmt          For                            For
       as the Maximum Aggregate Amount of
       Compensation of the Board of Directors for
       the Period Between the 2019 and 2020 Annual
       General Meetings

10B    Ratification of an amount of US $24,000,000               Mgmt          For                            For
       as the Maximum Aggregate Amount of
       Compensation of the Executive Management
       Team for Fiscal Year 2020




--------------------------------------------------------------------------------------------------------------------------
 VAN KAMPEN FUNDS                                                                            Agenda Number:  934853309
--------------------------------------------------------------------------------------------------------------------------
        Security:  46132C107
    Meeting Type:  Annual
    Meeting Date:  09-Aug-2018
          Ticker:  VMO
            ISIN:  US46132C1071
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     DIRECTOR
       Bruce L. Crockett                                         Mgmt          For                            For
       Jack M. Fields                                            Mgmt          For                            For
       Martin L. Flanagan                                        Mgmt          For                            For
       Robert C. Troccoli                                        Mgmt          For                            For



DoubleLine Selective Credit Fund
--------------------------------------------------------------------------------------------------------------------------
 The fund held no voting securities during the reporting period and did not vote any securities or have any securities that were subject to a vote during the reporting period.


DoubleLine Shiller Enhanced CAPE
--------------------------------------------------------------------------------------------------------------------------
 FRONTERA ENERGY CORPORATION                                                                 Agenda Number:  935010900
--------------------------------------------------------------------------------------------------------------------------
        Security:  35905B107
    Meeting Type:  Annual and Special
    Meeting Date:  29-May-2019
          Ticker:  FECCF
            ISIN:  CA35905B1076
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      To set the number of Directors at 7.                      Mgmt          For                            For

2      DIRECTOR
       Luis Fernando Alarcon                                     Mgmt          For                            For
       W. Ellis Armstrong                                        Mgmt          For                            For
       Gabriel de Alba                                           Mgmt          For                            For
       Raymond Bromark                                           Mgmt          For                            For
       Orlando Cabrales                                          Mgmt          For                            For
       Russell Ford                                              Mgmt          For                            For
       Veronique Giry                                            Mgmt          For                            For

3      Appointment of Ernst & Young LLP as                       Mgmt          For                            For
       Auditors of the Corporation for the ensuing
       year and authorizing the Directors to fix
       their remuneration.

4      To pass an ordinary resolution to amend and               Mgmt          Against                        Against
       confirm the continuation of the amended and
       restated shareholder rights plan of the
       Corporation as more particularly described
       in the accompanying Management Information
       Circular. (1) Two separate votes will be
       conducted by ballot on this resolution: one
       whereby all shareholders are entitled to
       vote, and one whereby all shareholders are
       entitled to vote EXCEPT any shareholder of
       the Corporation that, as of the date of the
       Management Information Circular, does not
       qualify as an Independent Shareholder, as
       that term is defined in the amended and
       restated shareholder rights plan of the
       Corporation. To the knowledge of the
       Corporation, as of the date of the
       Management Information Circular, The
       Catalyst Capital Group Inc. is the only
       shareholder of the Corporation that is not
       an Independent Shareholder.



DoubleLine Shiller International CAPE
--------------------------------------------------------------------------------------------------------------------------
 The fund held no voting securities during the reporting period and did not vote any securities or have any securities that were subject to a vote during the reporting period.


DoubleLine Strategic Commodity
--------------------------------------------------------------------------------------------------------------------------
 The fund held no voting securities during the reporting period and did not vote any securities or have any securities that were subject to a vote during the reporting period.


DoubleLine Total Return Bond Fund
--------------------------------------------------------------------------------------------------------------------------
 The fund held no voting securities during the reporting period and did not vote any securities or have any securities that were subject to a vote during the reporting period.


DoubleLine Ultra Short Bond Fund
--------------------------------------------------------------------------------------------------------------------------
 The fund held no voting securities during the reporting period and did not vote any securities or have any securities that were subject to a vote during the reporting period.


Doubleline Low Duration Bond Fund
--------------------------------------------------------------------------------------------------------------------------
 FRONTERA ENERGY CORPORATION                                                                 Agenda Number:  935010900
--------------------------------------------------------------------------------------------------------------------------
        Security:  35905B107
    Meeting Type:  Annual and Special
    Meeting Date:  29-May-2019
          Ticker:  FECCF
            ISIN:  CA35905B1076
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      To set the number of Directors at 7.                      Mgmt          For                            For

2      DIRECTOR
       Luis Fernando Alarcon                                     Mgmt          For                            For
       W. Ellis Armstrong                                        Mgmt          For                            For
       Gabriel de Alba                                           Mgmt          For                            For
       Raymond Bromark                                           Mgmt          For                            For
       Orlando Cabrales                                          Mgmt          For                            For
       Russell Ford                                              Mgmt          For                            For
       Veronique Giry                                            Mgmt          For                            For

3      Appointment of Ernst & Young LLP as                       Mgmt          For                            For
       Auditors of the Corporation for the ensuing
       year and authorizing the Directors to fix
       their remuneration.

4      To pass an ordinary resolution to amend and               Mgmt          Against                        Against
       confirm the continuation of the amended and
       restated shareholder rights plan of the
       Corporation as more particularly described
       in the accompanying Management Information
       Circular. (1) Two separate votes will be
       conducted by ballot on this resolution: one
       whereby all shareholders are entitled to
       vote, and one whereby all shareholders are
       entitled to vote EXCEPT any shareholder of
       the Corporation that, as of the date of the
       Management Information Circular, does not
       qualify as an Independent Shareholder, as
       that term is defined in the amended and
       restated shareholder rights plan of the
       Corporation. To the knowledge of the
       Corporation, as of the date of the
       Management Information Circular, The
       Catalyst Capital Group Inc. is the only
       shareholder of the Corporation that is not
       an Independent Shareholder.



* Management position unknown


SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)         DoubleLine Funds Trust
By (Signature)       /s/ Ronald R. Redell
Name                 Ronald R. Redell
Title                President
Date                 08/29/2019